SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Segment reporting [Line Items]
Revenues from external customers	¥ 330,977	$ 50,870	¥ 455,042	¥ 616,485
Cost of sales	(232,979)	(35,807)	(286,543)	(353,336)
Gross profit (loss)	97,998	$ 15,063	168,499	263,149
Total assets	3,465,390		3,228,603		$ 532,622
Network [Member]
Segment reporting [Line Items]
Revenues from external customers	299,321		443,601	597,746
Cost of sales	(166,407)		(247,510)	(321,285)
Gross profit (loss)	132,914		196,091	276,461
Hospital [Member]
Segment reporting [Line Items]
Revenues from external customers	31,656		11,441	18,739
Cost of sales	(66,572)		(39,033)	(32,051)
Gross profit (loss)	(34,916)		(27,592)	¥ (13,312)
Operation segment [Member]
Segment reporting [Line Items]
Total assets	3,465,390		3,228,603		532,622
Operation segment [Member] | Network [Member]
Segment reporting [Line Items]
Total assets	2,113,756		2,227,718		324,878
Operation segment [Member] | Hospital [Member]
Segment reporting [Line Items]
Total assets	¥ 1,351,634		¥ 1,000,885		$ 207,744